FINANCIAL INVESTORS TRUST

Grandeur Peak Emerging Markets Opportunities Fund

Grandeur Peak Global Contrarian Fund

Grandeur Peak Global Explorer Fund

Grandeur Peak Global Micro Cap Fund

Grandeur Peak Global Opportunities Fund

Grandeur Peak Global Reach Fund

Grandeur Peak Global Stalwarts Fund

Grandeur Peak International Opportunities Fund

Grandeur Peak International Stalwarts Fund

Grandeur Peak US Stalwarts Fund

(each, a “Fund”)

Supplement dated July 17, 2023

To the Summary Prospectus, Prospectus and Statement of Additional Information,

each dated August 31, 2022, as supplemented

The Funds’ Reorganization date, as previously announced in the Supplement dated June 16, 2023 to the Funds’ Summary Prospectus, Prospectus and SAI, has been extended to on or about October 6, 2023.

For additional information regarding the Funds’ Reorganization, see the Supplement dated June 16, 2023 to the Funds’ Summary Prospectus, Prospectus and SAI.

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Please retain this supplement with your Summary Prospectus, Prospectus and Statement of Additional Information.